SCHEDULE OF INVESTMENTS

Ivy PineBridge High Yield Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
United Airlines Pass-Through Certificates, Series 2014-2B,
4.625%, 9-3-22	$177	$182

TOTAL ASSET-BACKED SECURITIES – 0.2%		$182
(Cost: $179)

CORPORATE DEBT SECURITIES

Communication Services

Alternative Carriers – 2.0%
BidFair MergeRight, Inc.,
7.375%, 10-15-27(A)	905	916
Cogent Communications Holdings, Inc.,
5.375%, 3-1-22(A)	620	648
Level 3 Financing, Inc. (GTD by Level 3 Parent LLC),
4.625%, 9-15-27(A)	625	640
		2,204

Broadcasting – 1.8%
National CineMedia LLC,
5.875%, 4-15-28(A)	648	689
Sirius XM Radio, Inc.:
4.625%, 7-15-24(A)	845	887
5.375%, 7-15-26(A)	445	473
		2,049

Cable & Satellite – 8.5%
Altice Financing S.A.,
7.500%, 5-15-26(A)	430	462
Altice France S.A.,
7.375%, 5-1-26(A)	1,030	1,106
Altice S.A.,
7.625%, 2-15-25(A)	845	879
Block Communications, Inc.,
6.875%, 2-15-25(A)	509	528
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.875%, 4-1-24(A)	148	153
5.375%, 5-1-25(A)	275	284
5.500%, 5-1-26(A)	331	349
5.000%, 2-1-28(A)	340	357
5.375%, 6-1-29(A)	335	357
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.,
5.050%, 3-30-29	450	510
Charter Communications Operating LLC and Charter Communications Operating Capital Corp. (3-Month U.S. LIBOR plus 165 bps),
3.559%, 2-1-24(B)	411	423
CSC Holdings LLC:
5.250%, 6-1-24	220	237
5.500%, 4-15-27(A)	1,890	2,030
Hughes Satellite Systems Corp.,
6.625%, 8-1-26	809	898
Telesat Canada and Telesat LLC:
4.875%, 6-1-27(A)	291	296
6.500%, 10-15-27(A)	565	589
		9,458

Integrated Telecommunication Services – 4.0%
CenturyLink, Inc.,
7.500%, 4-1-24	1,140	1,285
Sprint Corp.,
7.875%, 9-15-23	2,861	3,157
		4,442

Movies & Entertainment – 2.0%
Netflix, Inc.:
4.375%, 11-15-26	635	651
4.875%, 6-15-30(A)	1,500	1,523
		2,174

Publishing – 1.8%
A. H. Belo Corp.:
7.750%, 6-1-27	502	580
7.250%, 9-15-27	470	534
E.W. Scripps Co.,
5.125%, 5-15-25(A)	865	885
		1,999

Wireless Telecommunication Service – 1.2%
C&W Senior Financing Designated Activity Co.,
6.875%, 9-15-27(A)	744	795
T-Mobile USA, Inc.:
6.500%, 1-15-24	261	269
6.375%, 3-1-25	220	227
		1,291
Total Communication Services - 21.3%		23,617

Consumer Discretionary

Auto Parts & Equipment – 0.9%
Dana, Inc.,
5.375%, 11-15-27	361	372
Delphi Jersey Holdings plc,
5.000%, 10-1-25(A)	665	615
		987

Automobile Manufacturers – 0.5%
Tesla, Inc. (GTD by SolarCity Corp.),
5.300%, 8-15-25(A)(C)	550	534

Automotive Retail – 0.5%
Allison Transmission, Inc.,
5.000%, 10-1-24(A)	536	549

Casinos & Gaming – 1.4%
Boyd Gaming Corp.,
4.750%, 12-1-27(A)	369	383
GLP Capital L.P. and GLP Financing II, Inc.,
5.375%, 4-15-26	625	691
MGM Growth Properties Operating Partnership L.P. and MGP Finance Co-Issuer, Inc.,
5.750%, 2-1-27(A)	470	525
		1,599

Consumer Electronics – 0.5%
Conn’s, Inc.,
7.250%, 7-15-22(C)	555	552

Homebuilding – 0.4%
Mattamy Group Corp.,
5.250%, 12-15-27(A)	471	490

Hotels, Resorts & Cruise Lines – 1.6%
Hilton Grand Vacations Borrower LLC and Hilton Grand Vacations Borrower, Inc.,
6.125%, 12-1-24	418	452
Silversea Cruise Finance Ltd.,
7.250%, 2-1-25(A)	505	534
Wyndham Worldwide Corp.:
4.150%, 4-1-24(D)	162	171
4.500%, 4-1-27(D)	550	597
		1,754

Internet & Direct Marketing Retail – 0.7%
Grubhub Holdings, Inc.,
5.500%, 7-1-27(A)	784	734

Restaurants – 1.1%
Brinker International, Inc. (GTD by Brinker Restaurant Corp., Brinker Texas, Inc. and Brinker Florida, Inc.),
5.000%, 10-1-24(A)	546	577
YUM! Brands, Inc.,
4.750%, 1-15-30(A)	653	684
		1,261

Specialized Consumer Services – 1.0%
frontdoor, Inc.,
6.750%, 8-15-26(A)	414	452
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4-15-22(A)	600	602
		1,054
Total Consumer Discretionary - 8.6%		9,514

Consumer Staples

Agricultural Products – 0.5%
Dole Food Co., Inc.,
7.250%, 6-15-25(A)	590	571

Food Retail – 0.8%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC:
5.750%, 3-15-25	446	462
5.875%, 2-15-28(A)	451	479
		941

Household Products – 0.5%
First Quality Finance Co., Inc.,
5.000%, 7-1-25(A)	484	503

Packaged Foods & Meats – 2.6%
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24(A)	587	604
5.750%, 6-15-25(A)	135	140
Lamb Weston Holdings, Inc.,
4.625%, 11-1-24(A)	465	493
Land O’Lakes Capital Trust I,
7.450%, 3-15-28(A)	349	392
Land O’Lakes, Inc.,
7.000%, 12-15-68(A)	140	130
Pilgrim’s Pride Corp.,
5.875%, 9-30-27(A)	480	519

Post Holdings, Inc.,
5.500%, 3-1-25(A)	625	655
		2,933

Personal Products – 0.9%
Coty, Inc.,
6.500%, 4-15-26(A)	920	968

Total Consumer Staples - 5.3%		5,916

Energy

Coal & Consumable Fuels – 0.7%
CONSOL Energy, Inc.,
6.875%, 6-15-25(A)	830	793

Oil & Gas Equipment & Services – 1.0%
Calfrac Holdings L.P.,
8.500%, 6-15-26(A)	492	202
Hi-Crush Partners L.P.,
9.500%, 8-1-26(A)(C)	889	413
Nine Energy Service, Inc.,
8.750%, 11-1-23(A)	345	279
SESI LLC,
7.750%, 9-15-24	350	233
		1,127

Oil & Gas Exploration & Production – 3.1%
Chaparral Energy, Inc.,
8.750%, 7-15-23(A)	854	379
Extraction Oil & Gas, Inc.,
5.625%, 2-1-26(A)	640	384
Hilcorp Energy I L.P. and Hilcorp Finance Co.,
5.000%, 12-1-24(A)	1,124	1,087
Lonestar Resources America, Inc.,
11.250%, 1-1-23(A)	817	558
Murphy Oil USA, Inc. (GTD by Murphy USA, Inc.),
4.750%, 9-15-29	670	707
Pioneer Energy Services Corp.,
6.125%, 3-15-22	504	116
Southwestern Energy Co.,
7.500%, 4-1-26	206	190
		3,421

Oil & Gas Refining & Marketing – 1.1%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.),
6.375%, 7-1-26	505	512
EG Global Finance plc,
6.750%, 2-7-25(A)	708	719
		1,231

Oil & Gas Storage & Transportation – 3.0%
Cheniere Corpus Christi Holdings LLC:
7.000%, 6-30-24	525	605
5.875%, 3-31-25	115	129
Cheniere Energy Partners L.P.:
5.250%, 10-1-25	308	321
4.500%, 10-1-29(A)	380	391
Genesis Energy L.P. and Genesis Energy Finance Corp.:
6.000%, 5-15-23	386	382
5.625%, 6-15-24	600	579
Holly Energy Partners L.P. and Holly Energy Finance Corp.,
6.000%, 8-1-24(A)	395	412
Summit Midstream Holdings LLC and Summit Midstream Finance Corp.,
5.500%, 8-15-22	270	240

USA Compression Partners L.P. and USA Compression Finance Corp.,
6.875%, 4-1-26	254	267
		3,326
Total Energy - 8.9%		9,898

Financials

Consumer Finance – 3.5%
Credit Acceptance Corp.:
5.125%, 12-31-24(A)	205	213
6.625%, 3-15-26(A)	377	407
Enova International, Inc.:
8.500%, 9-1-24(A)	500	476
8.500%, 9-15-25(A)	406	384
Fairstone Financial, Inc.,
7.875%, 7-15-24(A)	543	584
Quicken Loans, Inc.,
5.750%, 5-1-25(A)	825	853
Springleaf Finance Corp.:
6.875%, 3-15-25	600	683
6.625%, 1-15-28	45	51
5.375%, 11-15-29	237	247
		3,898

Financial Exchanges & Data – 0.8%
Donnelley Financial Solutions, Inc.,
8.250%, 10-15-24	497	508
MSCI, Inc.,
4.000%, 11-15-29(A)	376	381
		889

Investment Banking & Brokerage – 0.6%
LPL Holdings, Inc.,
5.750%, 9-15-25(A)	675	706

Mortgage REITs – 1.1%
iStar, Inc.:
6.000%, 4-1-22	150	154
5.250%, 9-15-22	419	430
Starwood Property Trust, Inc.,
4.750%, 3-15-25	543	573
		1,157

Property & Casualty Insurance – 0.5%
Amwins Group, Inc.,
7.750%, 7-1-26(A)	499	552

Specialized Finance – 4.5%
Ashtead Capital, Inc.:
4.000%, 5-1-28(A)	210	212
4.250%, 11-1-29(A)	310	317
Camelot Finance S.A.,
4.500%, 11-1-26(A)	301	309
Capitol Investment Merger Sub 2 LLC,
10.000%, 8-1-24(A)	362	376
CTR Partnership L.P. and CareTrust Capital Corp. (GTD by CareTrust REIT),
5.250%, 6-1-25	646	672
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
6.020%, 6-15-26(A)	1,360	1,564
FS Energy and Power Fund,
7.500%, 8-15-23(A)	386	396
Goeasy Ltd.,
5.375%, 12-1-24(A)	572	582
Navient Corp.,
5.625%, 8-1-33	596	512
		4,940
Total Financials - 11.0%		12,142

Health Care

Health Care Distributors – 0.2%
Prestige Brands, Inc. (GTD by Prestige Consumer Healthcare, Inc.),
5.125%, 1-15-28(A)	258	270

Health Care Equipment – 0.4%
Hologic, Inc.,
4.375%, 10-15-25(A)	395	408

Health Care Facilities – 2.5%
DaVita HealthCare Partners, Inc.,
5.125%, 7-15-24	625	641
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.375%, 2-1-25	1,375	1,520
MPH Acquisition Holdings LLC,
7.125%, 6-1-24(A)	675	653
		2,814

Health Care Supplies – 0.7%
Catalent Pharma Solutions, Inc.,
5.000%, 7-15-27(A)	380	398
Ortho-Clinical Diagnostics,
6.625%, 5-15-22(A)	425	422
		820

Managed Health Care – 0.6%
Centene Corp.:
4.750%, 1-15-25	140	145
4.625%, 12-15-29(A)	89	94
Centene Escrow Corp.,
4.250%, 12-15-27(A)	375	386
		625

Pharmaceuticals – 1.2%
Bausch Health Cos., Inc.:
6.125%, 4-15-25(A)	630	651
5.000%, 1-30-28(A)	176	181
5.250%, 1-30-30(A)	176	182
Endo Designed Activity Co., Endo Finance LLC and Endo Finco, Inc.,
6.000%, 2-1-25(A)(D)	450	304
		1,318
Total Health Care - 5.6%		6,255

Industrials

Aerospace & Defense – 0.4%
Moog, Inc.,
4.250%, 12-15-27(A)	458	466

Building Products – 1.3%
ABC Supply Co., Inc.,
4.000%, 1-15-28(A)	500	507
Standard Industries, Inc.,
6.000%, 10-15-25(A)	830	873
		1,380

Construction & Engineering – 0.7%
Tutor Perini Corp.,
6.875%, 5-1-25(A)	758	731

Diversified Support Services – 0.4%
Ahern Rentals, Inc.,
7.375%, 5-15-23(A)	596	472

Electrical Components & Equipment – 1.7%
Anixter, Inc. (GTD by Anixter International, Inc.),
6.000%, 12-1-25	290	302
EnerSys,
5.000%, 4-30-23(A)	810	849
Neon Holdings, Inc.,
10.125%, 4-1-26(A)	718	714
		1,865

Environmental & Facilities Services – 0.5%
Clean Harbors, Inc.,
4.875%, 7-15-27(A)	531	559

Industrial Machinery – 0.7%
Energizer Holdings, Inc.,
6.375%, 7-15-26(A)	765	815

Research & Consulting Services – 0.6%
Alliance Data Systems Corp.,
4.750%, 12-15-24(A)	525	524
Korn Ferry,
4.625%, 12-15-27(A)	89	89

		613

Security & Alarm Services – 1.9%
GW B-CR Security Corp.,
9.500%, 11-1-27(A)	836	892
Prime Security Services Borrower LLC and Prime Finance, Inc.:
5.250%, 4-15-24(A)	609	644
5.750%, 4-15-26(A)	558	607

		2,143

Trading Companies & Distributors – 1.3%
Central Garden & Pet Co.,
5.125%, 2-1-28	725	751
H&E Equipment Services, Inc.,
5.625%, 9-1-25	701	734

		1,485

Total Industrials - 9.5%		10,529

Information Technology

Application Software – 1.5%
CDK Global, Inc.,
5.875%, 6-15-26	398	425
Delta Merger Sub, Inc.,
6.000%, 9-15-26	555	611
SS&C Technologies Holdings, Inc.,
5.500%, 9-30-27(A)	585	625

		1,661

Electronic Equipment & Instruments – 1.5%
Diebold, Inc.,
8.500%, 4-15-24(C)	1,005	970
NCR Corp.:
5.750%, 9-1-27(A)	231	246
6.125%, 9-1-29(A)	431	468

		1,684

It Consulting & Other Services – 0.4%
Fair Isaac Corp.,
4.000%, 6-15-28(A)	459	462

Semiconductor Equipment – 0.5%
Amkor Technology, Inc.,
6.625%, 9-15-27(A)	480	529

Technology Distributors – 1.0%
Ingram Micro, Inc.,
5.450%, 12-15-24(D)	1,065	1,118

Technology Hardware, Storage & Peripherals – 1.1%
Inception Parent, Inc., Inception Merger Sub, Inc. and Rackspace Hosting, Inc.,
8.625%, 11-15-24(A)(C)	735	718
Seagate HDD Cayman (GTD by Seagate Technology plc),
4.750%, 1-1-25	440	470

		1,188

Total Information Technology - 6.0%		6,642

Materials

Diversified Metals & Mining – 3.9%
Cliffs Natural Resources, Inc.,
5.750%, 3-1-25	613	605
First Quantum Minerals Ltd.:
7.250%, 4-1-23(A)	285	295
6.500%, 3-1-24(A)	209	210
FMG Resources August 2006 Partners Ltd.,
4.500%, 9-15-27(A)	815	835
Freeport-McMoRan, Inc.:
3.875%, 3-15-23	606	617
5.250%, 9-1-29	380	407
Harsco Corp.,
5.750%, 7-31-27(A)	683	728
Mineral Resources Ltd.,
8.125%, 5-1-27(A)	605	664

		4,361

Fertilizers & Agricultural Chemicals – 0.5%
OCI N.V.,
5.250%, 11-1-24(A)	492	510

Metal & Glass Containers – 3.2%
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
5.250%, 8-15-27(A)	700	737
Berry Global, Inc.,
4.500%, 2-15-26(A)	536	551
Crown Americas LLC and Crown Americas Capital Corp. IV,
4.500%, 1-15-23	225	236
Crown Cork & Seal Co., Inc.,
7.375%, 12-15-26	244	290
Owens-Brockway Glass Container, Inc.,
5.375%, 1-15-25(A)	498	513
Silgan Holdings, Inc.,
4.750%, 3-15-25	600	613
Trivium Packaging Finance B.V.,
8.500%, 8-15-27(A)	500	556

		3,496

Paper Packaging – 1.7%
Cascades, Inc.:
5.750%, 7-15-23(A)	230	236
5.125%, 1-15-26(A)	162	166
5.375%, 1-15-28(A)	349	359
Intertape Polymer Group, Inc.,
7.000%, 10-15-26(A)	525	555
Sealed Air Corp.,
5.125%, 12-1-24(A)	536	578

		1,894

Steel – 1.0%
Commercial Metals Co.,
5.750%, 4-15-26	507	530
SunCoke Energy Partners L.P. and SunCoke Energy Partners Finance Corp.,
7.500%, 6-15-25(A)	604	581

		1,111

Total Materials - 10.3%		11,372

Real Estate

Health Care REITs – 1.3%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.),
5.000%, 10-15-27	385	408
Sabra Health Care L.P.,
5.125%, 8-15-26	943	1,015

		1,423

Hotel & Resort REITs – 0.9%
ESH Hospitality, Inc.:
5.250%, 5-1-25(A)	670	693
4.625%, 10-1-27(A)	315	319

		1,012

Industrial REITs – 1.8%
Avolon Holdings Funding Ltd.:
5.125%, 10-1-23(A)	425	458
5.250%, 5-15-24(A)	409	447
Kennedy-Wilson, Inc. (GTD by Kennedy-Wilson Holdings, Inc.),
5.875%, 4-1-24	1,050	1,076

		1,981

Real Estate Services – 0.4%
Newmark Group, Inc.,
6.125%, 11-15-23	415	457

Specialized REITs – 0.3%
VICI Properties L.P. and VICI Note Co., Inc.:
4.250%, 12-1-26(A)	128	132
4.625%, 12-1-29(A)	191	199

		331

Total Real Estate - 4.7%		5,204

Utilities

Electric Utilities – 2.1%
Calpine Corp.,
4.500%, 2-15-28(A)	296	299
NextEra Energy Operating Partners L.P. (GTD by NextEra Energy Partners L.P. and NextEra Energy U.S. Partners Holdings LLC),
4.250%, 7-15-24(A)	560	583
Talen Energy Supply LLC:
7.250%, 5-15-27(A)	175	184
6.625%, 1-15-28(A)	480	490
Vistra Operations Co. LLC,
5.000%, 7-31-27(A)	725	757

		2,313

Independent Power Producers & Energy Traders – 0.7%
Pattern Energy Group, Inc. (GTD by Pattern U.S. Finance Co. LLC),
5.875%, 2-1-24(A)	735	756

Multi-Utilities – 0.5%
MGE Energy Corp.,
6.500%, 1-15-25(A)	611	636

Renewable Electricity – 1.5%
Clearway Energy Operating LLC,
5.750%, 10-15-25	442	465
HAT Holdings I LLC and HAT Holdings II LLC (GTD by Hannon Armstrong Sustainable Infrastructure Capital, Inc.),
5.250%, 7-15-24(A)	552	580
NRG Yield Operating LLC,
5.000%, 9-15-26	583	602

		1,647

Total Utilities - 4.8%		5,352

TOTAL CORPORATE DEBT SECURITIES – 96.0%		$106,441
(Cost: $104,731)

SHORT-TERM SECURITIES	Shares

Money Market Funds (F) - 3.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
1.550% (E)	1,010	1,010
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	2,477	2,477

		3,487

TOTAL SHORT-TERM SECURITIES – 3.1%		$3,487
(Cost: $3,487)

TOTAL INVESTMENT SECURITIES – 99.3%		$110,110
(Cost: $108,397)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		828

NET ASSETS – 100.0%		$110,938

Notes to Schedule of Investments

(A)Securitieswere purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019 the total value of these securities amounted to $71,254 or 64.2% of net assets.

(B)Variablerate security. Interest rate disclosed is that which is in effect at December 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.

(C)Allor a portion of securities with an aggregate value of $1,021 are on loan.

(D)Stepbond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2019.

(E)Investmentmade with cash collateral received from securities on loan.

(F)Rateshown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$182	$—
Corporate Debt Securities	—	106,441	—
Short-Term Securities	3,487	—	—
Total	$3,487	$106,623	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$108,397

Gross unrealized appreciation	3,825

Gross unrealized depreciation	(2,112)

Net unrealized appreciation	$1,713